UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Hildene-CCC Depositor, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga‑1 under the Exchange Act (17 CFR 240.15Ga‑1) for the reporting period January 1, 2024 to December 31, 2024

Date of Report (Date of earliest event reported):	February 5, 2025

Commission File Number of securitizer:	N/A

Central Index Key Number of securitizer:	0001985525

Justin Gregory (203) 517-2519
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

Hildene-CCC Depositor, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period:  (i) Cross 2023-H1 Mortgage Trust Mortgage Pass-Through Certificates, Series 2023-H1, (ii) Cross 2023-H2 Mortgage Trust Mortgage Pass-Through Certificates, Series 2023-H2 (iii) Cross 2024-H1 Mortgage Trust Mortgage Pass-Through Certificates, Series 2024-H1, (iv) Cross 2024-H2 Mortgage Trust Mortgage Pass-Through Certificates, Series 2024-H2, (v) Cross 2024-H3 Mortgage Trust Mortgage Pass-Through Certificates, Series 2024-H3, (vi) Cross 2024-H4 Mortgage Trust Mortgage Pass-Through Certificates, Series 2024-H4, (vii) Cross 2024-H5 Mortgage Trust Mortgage Pass-Through Certificates, Series 2024-H5, (viii) Cross 2024-H6 Mortgage Trust Mortgage Pass-Through Certificates, Series 2024-H6, (ix) Cross 2024-H7 Mortgage Trust Mortgage Pass-Through Certificates, Series 2024-H7 and (x) Cross 2024-H8 Mortgage Trust Mortgage Pass-Through Certificates, Series 2024-H8.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report for this period pursuant to Rule 15Ga-1(c)(2)(ii).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 5, 2025

Hildene-CCC Depositor, LLC
(Depositor)

	By:	/s/ Justin Gregory
Name:	Justin Gregory
Title:	Vice President